restructuring and other costs (Tables)	12 Months Ended
Dec. 31, 2022
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)		Other (c)		Total
Years ended December 31 (millions)	2022	2021	2022	2021	2022	2021
Goods and services purchased	$118	$62	$41	$45	$159	$107
Employee benefits expense	81	79	—	—	81	79
	$199	$141	$41	$45	$240	$186